State Street SPDR SP Capital Markets ETF Investment Objectives and Goals - State Street SPDR SP Capital Markets ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P® Capital Markets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges.